Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
	Company
	No. of shares
	(’000)
	2022	2021
Authorised and in issue at January, 1	53,879	53,871
Issued for share plan	8	8
Authorised and in issue at December. 31	53,887	53,879